Income Taxes (Detail 5) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	$ 556	$ 1,259	$ 421
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	290	755
Company contributions made in shares of common stock		600
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	266	504
Postretirement Benefits
Benefit Plan Information
Company contributions	$ 62	$ 133	$ 53